Note 4 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue recognition, variable rate	1.25%
Revenue recognition, average settlement period (Day)	14 days
Royalty on gold sales	5.00%
Bottom of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life (Year)	3 years	3 years	3 years
Top of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life (Year)	6 years	6 years	6 years
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	10 years	10 years	10 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	15 years	15 years	15 years
Machinery [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	10 years	10 years	10 years
Fixtures and fittings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	4 years	4 years	4 years
Fixtures and fittings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	10 years	10 years	10 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	4 years	4 years	4 years